CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 201,108	$ 179,815	$ 394,729	$ 348,554
COST OF REVENUES (exclusive of amortization presented separately below)	44,398	41,588	87,844	81,335
GROSS MARGIN	156,710	138,227	306,885	267,219
EXPENSES
Sales and marketing	24,338	20,522	47,590	39,372
Research and development	28,286	26,752	55,684	51,821
General and administrative	19,284	17,147	37,939	33,459
Other charges (Note 20)	1,259	5,119	2,334	8,568
Amortization of intangible assets	18,072	20,504	35,336	39,618
TOTAL EXPENSES	91,239	90,044	178,883	172,838
INCOME FROM OPERATIONS	65,471	48,183	128,002	94,381
INTEREST EXPENSE	(240)	(243)	(476)	(479)
INVESTMENT AND OTHER INCOME	3,322	1,550	6,309	3,512
INCOME BEFORE INCOME TAXES	68,553	49,490	133,835	97,414
INCOME TAX EXPENSE (Note 18)
Current	18,462	5,674	35,028	17,925
Deferred	62	5,796	302	5,225
Income tax expense	18,524	11,470	35,330	23,150
NET INCOME	$ 50,029	$ 38,020	$ 98,505	$ 74,264
EARNINGS PER SHARE (Note 16)
Basic (in $ per share)	$ 0.58	$ 0.44	$ 1.15	$ 0.87
Diluted (in $ per share)	$ 0.57	$ 0.43	$ 1.13	$ 0.85
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	85,701	85,833	85,857	85,756
Diluted (in shares)	87,060	87,590	87,216	87,588